CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2018
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
CONSOLIDATED VARIABLE INTEREST ENTITIES

As at December 31, 2018, the Company's consolidated financial statements included 40 variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from March 2019 to November 2033. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.

At December 31, 2018, 18 of the consolidated variable interest entities have a vessel which is accounted for as a direct financing lease asset. At December 31, 2018, the vessels had a carrying value of $403.9 million, unearned lease income of $221.4 million and estimated residual value of $126.2 million. The outstanding loan balances in 16 of these entities amounted to a total of $47.0 million, of which the short-term portion was $6.2 million as at December 31, 2018. Also, two of the vessels that are included in the direct financing lease assets had outstanding obligations under capital lease which amounted to a total of $274.3 million, of which the short-term portion was $11.3 million, as at December 31, 2018.

At December 31, 2018, 19 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets and had a total net book value of $353.9 million at December 31, 2018. The outstanding loan balances in these entities amounted to a total of $182.9 million, of which the short-term portion was $78.9 million as at December 31, 2018.

The other three fully consolidated variable interest entities each own vessels which are accounted for as vessels and equipment under capital lease and had a total net book value of $312.4 million at December 31, 2018. The outstanding obligations under capital lease for these entities amounted to a total of $270.6 million, of which the short-term portion was $20.3 million as at December 31, 2018.